REVENUES (Schedule of Total Revenues by Geographical Location) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 43,104	$ 36,525	$ 85,246	$ 70,613
Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	12,463	11,732	25,187	23,667
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	30,641	24,793	60,059	46,946
UNITED STATES | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	6,695	6,959	14,676	14,134
UNITED STATES | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	20,680	18,646	41,401	34,643
Europe [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,344	886	2,487	1,585
Europe [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	4,507	1,936	7,985	4,438
ISRAEL
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	11,860		24,132
ISRAEL | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	2,523	908	4,294	1,808
ISRAEL | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,670	1,283	3,273	2,494
Other [Member] | Product [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,901	2,979	3,730	6,140
Other [Member] | Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 3,784	$ 2,928	$ 7,400	$ 5,371